Financial instruments (FY) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Financial Instruments [Abstract]
Cash	$ 16,665	$ 21,106
Current liabilities	22,005,049	8,504,268
Credit Risk [Member]
Financial Instruments [Abstract]
Carrying value of financial assets	992,488
Liquidity Risk [Member]
Financial Instruments [Abstract]
Cash	16,665
Current liabilities	$ 9,975,493
Financial instruments contractual obligations period	1 year
DevvStream Holdings, Inc. [Member]
Financial Instruments [Abstract]
Cash		21,106	$ 489,971
Current liabilities		8,504,268	$ 908,652
DevvStream Holdings, Inc. [Member] | Credit Risk [Member]
Financial Instruments [Abstract]
Carrying value of financial assets		106,764
DevvStream Holdings, Inc. [Member] | Liquidity Risk [Member]
Financial Instruments [Abstract]
Cash		21,106
Current liabilities		$ 7,595,974
Financial instruments contractual obligations period		1 year
DevvStream Holdings, Inc. [Member] | Market Risk [Member]
Financial Instruments [Abstract]
Cash		$ 20,466
Percentage of carrying value strengthening or weakening Canadian Dollar against the US Dollar		10.00%
Unfavorable or favorable impact of market risk		$ 2,800